Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Liabilities [Abstract]
Contingent consideration	$ 29	$ 31	$ 29
Business Combination, Contingent Consideration, Liability [Abstract]
Balance at beginning of period	29
Acquisitions	14
Changes in fair value of contingent consideration, net	(12)
Balance at end of period	31
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Cash equivalents		310	104
Derivatives (foreign currency forward contracts)		0	0
Total assets		310	104
Liabilities [Abstract]
Derivatives (foreign currency forward contracts)		0	0
Contingent consideration	0	0	0
Total liabilities		0	0
Business Combination, Contingent Consideration, Liability [Abstract]
Balance at beginning of period	0
Balance at end of period	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Cash equivalents		0	0
Derivatives (foreign currency forward contracts)		11	12
Total assets		11	12
Liabilities [Abstract]
Derivatives (foreign currency forward contracts)		1	6
Contingent consideration	0	0	0
Total liabilities		1	6
Business Combination, Contingent Consideration, Liability [Abstract]
Balance at beginning of period	0
Balance at end of period	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Cash equivalents		0	0
Derivatives (foreign currency forward contracts)		0	0
Total assets		0	0
Liabilities [Abstract]
Derivatives (foreign currency forward contracts)		0	0
Contingent consideration	29	31	29
Total liabilities		$ 31	$ 29
Business Combination, Contingent Consideration, Liability [Abstract]
Balance at beginning of period	29
Balance at end of period	$ 31